Concentration of risk	12 Months Ended
Dec. 31, 2025
Risks and Uncertainties [Abstract]
Concentration of risk

Note 14 – Concentration of risk

Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash in bank. As of December 31, 2025 and 2024, $4,994,497 and $3,521,677 were deposited with financial institutions located in the PRC, respectively. Deposit insurance system in China only insured each depositor at one bank for a maximum of approximately $71,000 (RMB 500,000). As of December 31, 2025 and 2024, $4,605,818 and $3,232,446 are over the China deposit insurance limit which is not covered by insurance, respectively. The Hong Kong Deposit Protection Board pays compensation up to a limit of HKD 800,000 (approximately USD 103,000) if the bank with which an individual/a company hold its eligible deposit fails. As of December 31, 2025 and 2024, cash balance of $118,820 and $1,172,048 was maintained at financial institutions in Hong Kong, of which $10,168 and $1,043,310 was subject to credit risk, respectively.

The Company is also exposed to risk from its accounts receivable and other receivables. These assets are subjected to credit evaluations. An allowance has been made for estimated unrecoverable amounts which have been determined by reference to past default experience and the current economic environment.

Customer concentration risk

For the year ended December 31, 2025, two customers accounted for 80.7% and 11.3% of the Company’s total revenues, respectively. For the year ended December 31, 2024, two customers accounted for 71.8% and 26.0% of the Company’s total revenues, respectively. For the year ended December 31, 2023, two customers accounted for 64.3% and 35.7% of the Company’s total revenues, respectively.

As of December 31, 2025, two customers accounted for 86.0% and 11.4% of the total balance of accounts receivable. As of December 31, 2024, two customers accounted for 52.3% and 46.8% of the total balance of accounts receivable.

Vendor concentration risk

For the year ended December 31, 2025, three vendors accounted for 35.3%, 27.7% and 10.2% of the Company’s total purchases. For the year ended December 31, 2024, three vendors accounted for 42.4%, 29.7% and 15.1% of the Company’s total purchases. For the year ended December 31, 2023, none of vendor accounted for more than 10.0% of the Company’s total purchases.

As of December 31, 2025, three vendors accounted for 43.1%, 22.2% and 17.3% of the total balance of accounts payable, respectively. As of December 31, 2024, two vendors accounted for 36.9% and 30.0% of the total balance of accounts payable, respectively.